UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM N-PX

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number: 811-4788

                                  VLC TRUST
             (Exact name of registrant as specified in charter)

              ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                  (Address of principal executive offices)

                          MARGARET D. FARRELL, ESQ.
                                  SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                              1500 FLEET CENTER
                       PROVIDENCE, RHODE ISLAND 02903
                   (Name and address of agent for service)


Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss. ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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ITEM 1: Proxy Voting Record

The Fund held no voting securities during the period covered by this report. No records are attached.


                                 Signatures

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust
                                       ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND


Date: July 7, 2005                     By: /s/ Alfred B. Van Liew
                                           --------------------------
                                           Alfred B. Van Liew
                                           President


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: July 7, 2005                     By: /s/ Alfred B. Van Liew
                                           --------------------------
                                           Alfred B. Van Liew
                                           President


Date: July 7, 2005                     By: Kevin M. Oates
                                           --------------------------
                                           Kevin M. Oates
                                           Vice President & Treasurer


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